CASH FLOW INFORMATION (Tables)	3 Months Ended
Sep. 30, 2025
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	09/30/2025	09/30/2024
Investment activities
Investment in-kind in other related parties (Note 14)	664,590	666,068
Capitalization of interest on buildings in progress	172,875	68,668
	837,465	734,736

	09/30/2025	09/30/2024
Financing activities
Contingent consideration payment with own shares (Note 4.13)	(870,795)	—
	(870,795)	—